UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

February 28

Date of Fiscal Year End

May 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

Eaton Vance Global Natural Resources Fund

Eaton Vance

Focused Growth Opportunities Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 3.3%
United Technologies Corp.	5,196	$493,100

		$493,100

Automobiles — 2.0%
Volkswagen AG, PFC Shares	1,385	$300,796

		$300,796

Biotechnology — 4.0%
Gilead Sciences, Inc.(1)	10,947	$596,393

		$596,393

Building Products — 2.1%
Fortune Brands Home & Security, Inc.	7,480	$316,254

		$316,254

Chemicals — 4.2%
Cytec Industries, Inc.	2,088	$149,230
Ecolab, Inc.	3,441	290,661
Monsanto Co.	1,913	192,524

		$632,415

Communications Equipment — 7.0%
F5 Networks, Inc.(1)	3,752	$312,204
QUALCOMM, Inc.	9,075	576,081
Riverbed Technology, Inc.(1)	10,008	154,724

		$1,043,009

Computers & Peripherals — 8.1%
Apple, Inc.	1,609	$723,535
EMC Corp.(1)	19,411	480,616

		$1,204,151

Diversified Financial Services — 4.8%
Citigroup, Inc.	13,707	$712,627

		$712,627

Electrical Equipment — 2.3%
Generac Holdings, Inc.	8,326	$337,203

		$337,203

Energy Equipment & Services — 3.2%
Cameron International Corp.(1)	2,661	$161,975
Halliburton Co.	7,544	315,716

		$477,691

Food & Staples Retailing — 2.1%
Walgreen Co.	6,392	$305,282

		$305,282

Food Products — 3.0%
Mondelez International, Inc., Class A	15,008	$442,136

		$442,136

1

Security	Shares	Value
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	12,794	$469,156

		$469,156

Hotels, Restaurants & Leisure — 2.1%
Starbucks Corp.	5,035	$317,557

		$317,557

Internet & Catalog Retail — 6.6%
Amazon.com, Inc.(1)	1,956	$526,223
priceline.com, Inc.(1)	562	451,808

		$978,031

Internet Software & Services — 6.9%
Facebook, Inc., Class A(1)	17,039	$414,900
Google, Inc., Class A(1)	696	605,805

		$1,020,705

IT Services — 2.2%
Teradata Corp.(1)	5,936	$330,932

		$330,932

Leisure Equipment & Products — 3.1%
Polaris Industries, Inc.	4,852	$463,415

		$463,415

Machinery — 4.6%
Caterpillar, Inc.	5,236	$449,249
Wabtec Corp.	2,100	231,021

		$680,270

Media — 2.3%
Walt Disney Co. (The)	5,534	$349,085

		$349,085

Oil, Gas & Consumable Fuels — 3.1%
EOG Resources, Inc.	1,856	$239,610
Occidental Petroleum Corp.	2,470	227,413

		$467,023

Personal Products — 2.5%
Estee Lauder Cos., Inc. (The), Class A	5,582	$378,348

		$378,348

Pharmaceuticals — 7.9%
Allergan, Inc.	4,306	$428,404
Perrigo Co.	3,285	380,764
Roche Holding AG ADR	5,874	366,185

		$1,175,353

Road & Rail — 2.1%
Union Pacific Corp.	1,993	$308,158

		$308,158

Semiconductors & Semiconductor Equipment — 2.9%
Broadcom Corp., Class A	11,914	$427,832

		$427,832

Software — 2.0%
VMware, Inc., Class A(1)	4,094	$291,165

		$291,165

2

Security	Shares	Value
Specialty Retail — 1.5%
Staples, Inc.	15,122	$226,830

		$226,830

Total Common Stocks (identified cost $13,142,077)		$14,744,917

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$213	$213,182

Total Short-Term Investments (identified cost $213,182)		$213,182

Total Investments — 100.5% (identified cost $13,355,259)		$14,958,099

Other Assets, Less Liabilities — (0.5)%		$(75,735)

Net Assets — 100.0%		$14,882,364

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2013 was $151.

The Fund did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,359,098

Gross unrealized appreciation	$1,778,776
Gross unrealized depreciation	(179,775)

Net unrealized appreciation	$1,599,001

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

3

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,334,918	$300,796		$—	$2,635,714
Consumer Staples	1,125,766	—		—	1,125,766
Energy	944,714	—		—	944,714
Financials	712,627	—		—	712,627
Health Care	2,240,902	—		—	2,240,902
Industrials	2,134,985	—		—	2,134,985
Information Technology	4,317,794	—		—	4,317,794
Materials	632,415	—		—	632,415
Total Common Stocks	$14,444,121	$300,796	*	$—	$14,744,917
Short-Term Investments	$—	$213,182		$—	$213,182
Total Investments	$14,444,121	$513,978		$—	$14,958,099

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Focused Value Opportunities Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 4.7%
Boeing Co. (The)	7,452	$737,897

		$737,897

Capital Markets — 3.4%
Ameriprise Financial, Inc.	6,632	$540,641

		$540,641

Chemicals — 3.0%
LyondellBasell Industries NV, Class A	7,096	$472,948

		$472,948

Commercial Banks — 4.3%
Wells Fargo & Co.	16,653	$675,279

		$675,279

Consumer Finance — 3.3%
Capital One Financial Corp.	8,505	$518,210

		$518,210

Diversified Financial Services — 10.2%
Citigroup, Inc.	15,917	$827,525
JPMorgan Chase & Co.	14,257	778,290

		$1,605,815

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	12,999	$454,835

		$454,835

Electric Utilities — 2.8%
American Electric Power Co., Inc.	9,527	$436,527

		$436,527

Food & Staples Retailing — 4.1%
CVS Caremark Corp.	11,099	$639,080

		$639,080

Food Products — 3.0%
Nestle SA ADR	7,116	$471,933

		$471,933

Security	Shares	Value
Health Care Equipment & Supplies — 2.8%
Covidien PLC	6,859	$436,232

		$436,232

Insurance — 6.7%
ACE, Ltd.	6,843	$613,680
Aflac, Inc.	7,827	435,886

		$1,049,566

Life Sciences Tools & Services — 3.2%
Thermo Fisher Scientific, Inc.	5,788	$511,080

		$511,080

Media — 2.9%
Time Warner, Inc.	7,800	$455,286

		$455,286

Metals & Mining — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	4,989	$154,908

		$154,908

Multi-Utilities — 3.7%
Sempra Energy	7,197	$585,116

		$585,116

Multiline Retail — 5.6%
Macy’s, Inc.	7,950	$384,303
Target Corp.	7,085	492,408

		$876,711

Oil, Gas & Consumable Fuels — 16.0%
Chevron Corp.	5,297	$650,207
EOG Resources, Inc.	2,944	380,071
Marathon Oil Corp.	20,165	693,474
Occidental Petroleum Corp.	3,585	330,071
Phillips 66	6,923	460,864

		$2,514,687

Pharmaceuticals — 5.2%
Pfizer, Inc.	18,826	$512,632
Roche Holding AG PC	1,242	307,937

		$820,569

Road & Rail — 4.3%
Union Pacific Corp.	4,336	$670,432

		$670,432

Security	Shares	Value
Software — 6.2%
Microsoft Corp.	18,046	$629,445
Oracle Corp.	10,454	352,927

		$982,372

Total Common Stocks (identified cost $13,064,926)		$15,610,124

Short-Term Investments — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(1)	$72	$72,284

Total Short-Term Investments (identified cost $72,284)		$72,284

Total Investments — 99.7% (identified cost $13,137,210)		$15,682,408

Other Assets, Less Liabilities — 0.3%		$42,862

Net Assets — 100.0%		$15,725,270

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2013 was $58.

The Fund did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,153,311

Gross unrealized appreciation	$2,588,589
Gross unrealized depreciation	(59,492)

Net unrealized appreciation	$2,529,097

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$1,331,997	$—		$—	$1,331,997
Consumer Staples	1,111,013	—		—	1,111,013
Energy	2,514,687	—		—	2,514,687
Financials	4,389,511	—		—	4,389,511
Health Care	1,459,944	307,937		—	1,767,881
Industrials	1,408,329	—		—	1,408,329
Information Technology	982,372	—		—	982,372
Materials	627,856	—		—	627,856
Telecommunication Services	454,835	—		—	454,835
Utilities	1,021,643	—		—	1,021,643
Total Common Stocks	$15,302,187	$307,937	*	$—	$15,610,124
Short-Term Investments	$—	$72,284		$—	$72,284
Total Investments	$15,302,187	$380,221		$—	$15,682,408

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Global Natural Resources Fund

May 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 91.1%

Security	Shares	Value
Energy — 66.7%
Energy Equipment & Services — 10.8%
Baker Hughes, Inc.	2,700	$122,796
Halliburton Co.	4,800	200,880
Noble Corp.	3,500	135,625
Schlumberger, Ltd.	1,000	73,030

		$532,331

Oil, Gas & Consumable Fuels — 55.9%
Advantage Oil & Gas, Ltd.(1)	21,500	$93,321
Anadarko Petroleum Corp.	1,000	87,470
Apache Corp.	2,000	164,260
ARC Resources, Ltd.	3,600	99,658
Cameco Corp.	5,800	126,098
Canadian Natural Resources, Ltd.	4,800	143,062
Cenovus Energy, Inc.	3,300	98,801
Cimarex Energy Co.	1,400	98,196
Continental Resources, Inc.(1)	1,100	89,243
Crew Energy, Inc.(1)	15,678	92,397
Devon Energy Corp.	900	51,165
Encana Corp.	6,200	118,229
Exxon Mobil Corp.	1,300	117,611
Imperial Oil, Ltd.	2,100	82,015
Kelt Exploration, Ltd.(1)	1,700	12,069
Occidental Petroleum Corp.	1,900	174,933
Painted Pony Petroleum, Ltd.(1)	12,700	114,536
Peabody Energy Corp.	6,000	118,020
Peyto Exploration & Development Corp.	4,700	140,127
Royal Dutch Shell PLC ADR, Class A	1,100	73,007
Suncor Energy, Inc.	5,100	154,709
Surge Energy, Inc.(1)	11,572	59,046
Talisman Energy, Inc.	4,100	47,970
Tourmaline Oil Corp.(1)	5,200	211,661
Tullow Oil PLC	2,000	31,474
Whitecap Resources, Inc.	6,200	65,424
Whiting Petroleum Corp.(1)	2,200	101,354

		$2,765,856

		$3,298,187

Materials — 24.4%
Chemicals — 2.4%
Potash Corp. of Saskatchewan, Inc.	2,800	$118,428

		$118,428

Metals & Mining — 20.0%
Agnico-Eagle Mines, Ltd.	1,300	$42,257
B2Gold Corp.(1)	13,400	33,734
BHP Billiton PLC	3,100	89,141

1

Security	Shares	Value
First Quantum Minerals, Ltd.	2,736	$48,980
Freeport-McMoRan Copper & Gold, Inc.	3,800	117,990
Glencore International PLC	9,455	45,983
Goldcorp, Inc.	1,300	38,583
Hudbay Minerals, Inc.	5,200	41,379
Iluka Resources, Ltd.	3,100	32,646
Lundin Mining Corp.(1)	9,000	37,068
Molycorp, Inc.(1)	1,819	11,951
Perseus Mining, Ltd.(1)	10,230	10,164
Randgold Resources, Ltd. ADR	500	39,190
Regis Resources, Ltd.(1)	11,300	43,055
Rio Tinto PLC	3,200	136,674
Silver Wheaton Corp.	2,200	52,180
Teck Resources, Ltd., Class B	4,000	106,834
Yamana Gold, Inc.	5,000	58,934

		$986,743

Paper & Forest Products — 2.0%
Canfor Corp.(1)	6,000	$100,584

		$100,584

		$1,205,755

Total Common Stocks (identified cost $4,739,455)		$4,503,942

Short-Term Investments — 6.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$302	$302,446

Total Short-Term Investments (identified cost $302,446)		$302,446

Total Investments — 97.2% (identified cost $5,041,901)		$4,806,388

Other Assets, Less Liabilities — 2.8%		$137,250

Net Assets — 100.0%		$4,943,638

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2013 was $89.

2

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
Canada	47.3%	$2,338,084
United States	37.1	1,831,345
United Kingdom	8.4	415,469
Switzerland	2.7	135,625
Australia	1.7	85,865

Total Investments	97.2%	$4,806,388

The Fund did not have any open financial instruments at May 31, 2013.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,041,875

Gross unrealized appreciation	$282,327
Gross unrealized depreciation	(517,814)

Net unrealized depreciation	$(235,487)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Energy	$3,266,713	$31,474		$—	$3,298,187
Materials	858,256	347,499		—	1,205,755
Total Common Stocks	$4,124,969	$378,973	*	$—	$4,503,942
Short-Term Investments	$—	$302,446		$—	$302,446
Total Investments	$4,124,969	$681,419		$—	$4,806,388

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2013 whose fair value was determined using Level 3 inputs. At May 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 25, 2013